Stock-based compensation (Details Textual) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 CAD ($) $ / shares shares	Jun. 30, 2017 USD ($)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.47
Proceeds from Stock Options Exercised	$ 130	$ 162,150	$ 39
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	1,725,000	1,725,000
Maximum [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.47
Minimum [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.27
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares	345,000	345,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.45
Stock Issued During Period, Shares, New Issues | shares	453,877	453,877